Stockholders' Equity (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Stockholders' Equity Note [Abstract]
Schedule of options and warrants granted, exercised, forfeited and outstanding
	Stock Options		Warrants
	Number of Options	Weighted Average Exercise Price	Number of Warrants	Weighted Average Exercise Price
Outstanding at January 1, 2022	1,450,000	$0.01	14,802,006	$5.18
Granted	1,328,000	0.63	3,382,780	3.95
Exercised	195,495	0.01	1,439,230	—
Forfeited	4,505	0.01	275,988	—
Outstanding at September 30, 2022	2,578,000	$0.33	16,469,568	$4.52
Exercisable at September 30, 2022	1,250,000		16,469,568

	2021-Stock Options		2021-Warrants
	Number of Options	Weighted Average Exercise Price	Number of Warrants	Weighted Average Exercise Price
Outstanding at beginning of year	1,250,000	$0.01	1,382,441	$0.01
Granted	200,000	0.01	13,419,565	5.78
Exercised	—	—	—	—
Forfeited	—	—	—	—
Outstanding at December 31,	1,450,000	$0.01	1,480,157	$5.18
Exercisable at December 31,	1,450,000		1,480,157
Available for issuance at December 31,	550,000		—

	2020-Stock Options		2020-Warrants
	Number of Options	Weighted Average Exercise Price	Number of Warrants	Weighted Average Exercise Price
Outstanding at beginning of year	—	$0.01	89,996	$0.01
Granted	1,250,000	0.01	1,2452,449	0.01
Exercised	—	—	—	—
Forfeited	—	—	—	—
Outstanding at December 31,	1,250,000	$0.01	1,542,445	$0.01
Exercisable at December 31,	1,250,000		89,996
Available for issuance at December 31,	750,000		—

Schedule of option and warrant
Risk-free interest rate	2.90%
Expected volatility	80%
Expected life (years)	5
Dividend yield	0%

	2021	2020
Risk-free interest rate	0.36%	1.69%
Expected volatility	77%	81%
Expected life (years)	5	5
Dividend yield	0%	0%